PROSPECTUS SUPPLEMENT TO

                      VAN ECK TROIKA DIALOG FUND PROSPECTUS

                              DATED AUGUST 1, 2001

Addendum to Prospectus

Neil Greer is President of Troika Dialog Asset Management. He joined Troika Dialog in 2000. In 1995, he founded Regent European Securities, a brokerage firm in Moscow. Prior to that, he was with Credit Suisse First Boston. Mr. Greer has six years of experience in investing.


                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 24, 2001

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